Legg Mason Classic Valuation Fund

    Supplement to the Statement of Additional Information dated February 28,
            2005 Primary Class Shares and Institutional Class Shares



         The second table appearing on page 36 of the Statement of Additional Information under the section "Portfolio Transactions and Brokerage" is replaced in its entirety with the following:


         For the fiscal years ended October 31, the fund paid the following brokerage commissions:

---------------------------- -----------------------------------
           Year                  Brokerage Commissions Paid
---------------------------- -----------------------------------
---------------------------- -----------------------------------
          2004                             $200,629
---------------------------- -----------------------------------
---------------------------- -----------------------------------
          2003*                            $181,238
---------------------------- -----------------------------------
---------------------------- -----------------------------------
          2002                             $377,217
---------------------------- -----------------------------------

* The decrease in commissions paid by the fund during the fiscal year ended 2003 was due to a decrease in the fund's assets and a decrease in the fund's portfolio turnover rate.



      This supplement should be retained with your Statement of Additional
                       Information for future reference.

                     This supplement is dated August 5, 2005